Borrowings - Long-term bank borrowings (Details) ¥ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2024 CNY (¥)	Apr. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥) item
Long-term bank borrowings
Long-term bank borrowings			¥ 414,480
Long-term borrowings, current portion			¥ 300
Weighted average interest rate			3.04%
Borrowing from Bank of China
Long-term bank borrowings
Long-term bank borrowings			¥ 114,580
Amount of debt	¥ 114,680
2024	100
2025	200
2026	200
2027	¥ 114,180
Type of variable interest rate	zk:OneYearChineseLoanPrimeRateMember
Spread on variable interest rate	(0.50%)
Repayments of debt			100
Long-term borrowings, current portion			200
Borrowing from Bank of Communications
Long-term bank borrowings
Long-term bank borrowings			299,900
Amount of debt		¥ 300,000
2024		100
2025		100
2026		¥ 299,800
Type of variable interest rate		zk:OneYearChineseLoanPrimeRateMember
Spread on variable interest rate		(0.37%)
Repayments of debt			100
Long-term borrowings, current portion			100
Credit facilities with commercial banks
Long-term bank borrowings
Amount of debt			27,600,000
Unused bank facilities			¥ 14,600,000
Number of commercial banks with which the term loan credit facilities entered | item			18